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United States
Securities and Exchange Commission
Washington D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Period Ended: 03,29,2013

Institutional Investment Manager Filing this Report:
Name: CTC LLC
Address: 141 W. Jackson Blvd., Suite 800
Chicago, IL 60604
Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Matthew Abraham
Title: Chief Compliance Officer
Phone: 312-863-8018

Signature, Place, and Date of Signing

_______________________________ ____________________ ____________
Signature                         City, State         Date

Report Type
[X] FORM 13F Holdings Report
[ ] FORM 13F Notice
[ ] FORM 13F Combination Report
List of other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form SH Information Table Entry Total:56
Form SH Information Table Value Total:1221131

List of Other Included Managers:
NONE


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
Name Of Issuer          Title Class CUSIP    Mrkt Value Share/Prn   Share/Prn   Put/Call Underlying      Notional   DiscretionMgrs
                                                        InvDisc     OtherMgr      Sole   Description     Value      SoleSharedNone
ADOBE SYS INC           COM         00724F101       528       12157 SH          Sole                                12157
ANALOG DEVICES INC      COM  032654 032654105       346        7458 SH          Sole                                7458
AUTOMATIC DATA PROCESSI COM  053015 053015103       768       11821 SH          Sole                                11821
AUTODESK INC            COM  052769 052769106       224        5451 SH          Sole                                5451
ALEXION PHARMACEUTICALS COM         015351109       438        4758 SH          Sole                                4758
AMGEN INC               COM         031162100      1869       18241 SH          Sole                                18241
AMAZON COM INC          COM  023135 023135106      2936       11020 SH          Sole                                11020
BED BATH & BEYOND INC   COM  075896 075896100       355        5511 SH          Sole                                5511
BROADCOM CORP           CL A  11132 111320107       437       12629 SH          Sole                                12629
CA INC                  COM         12673P105       277       11033 SH          Sole                                11033
CELGENE CORP            COM         151020104      1182       10206 SH          Sole                                10206
C H ROBINSON WORLDWIDE  COM NEW  12 12541W209       233        3931 SH          Sole                                3931
COSTCO WHSL CORP NEW    COM  22160K 22160K105      1126       10618 SH          Sole                                10618
COGNIZANT TECHNOLOGY SO CL A        192446102       563        7355 SH          Sole                                7355
DELL INC                COM         24702R101       604       42196 SH          Sole                                42196
DOLLAR TREE INC         COM         256746108       268        5538 SH          Sole                                5538
EBAY INC                COM  278642 278642103      1708       31517 SH          Sole                                31517
EQUINIX INC             COM NEW  29 29444U502       250        1158 SH          Sole                                1158
ISHARES INC             MSCI BRAZIL 464286400     32185      590782 SH          Sole                                590782
FASTENAL CO             COM  311900 311900104       370        7213 SH          Sole                                7213
GILEAD SCIENCES INC     COM  375558 375558103      1815       37105 SH          Sole                                37105
SPDR GOLD TRUST         GOLD SHS    78463V107    275952     1786676 SH          Sole                                1786676
GOOGLE INC              CL A  38259 38259P508     66766       84085 SH          Sole                                84085
INTEL CORP              COM         458140100      2641      120875 SH          Sole                                120875
INTUIT                  COM         461202103       473        7206 SH          Sole                                7206
KLA-TENCOR CORP         COM  482480 482480100       213        4050 SH          Sole                                4050
LIBERTY GLOBAL INC      COM SER A   530555101       246        3354 SH          Sole                                3354
LIBERTY MEDIA CORP NEW  INT COM SER 53071M104       260       12167 SH          Sole                                12167
MATTEL INC              COM  577081 577081102       367        8397 SH          Sole                                8397
MICRON TECHNOLOGY INC   COM         595112103       248       24904 SH          Sole                                24904
NETAPP INC              COM         64110D104       300        8784 SH          Sole                                8784
NEWS CORP               CL A  65248 65248E104      1144       37515 SH          Sole                                37515
ORACLE CORP             COM  68389X 68389X105      3710      114720 SH          Sole                                114720
PAYCHEX INC             COM  704326 704326107       309        8839 SH          Sole                                8839
PACCAR INC              COM         693718108       435        8615 SH          Sole                                8615
PRICELINE COM INC       COM NEW     741503403       835        1215 SH          Sole                                1215
PERRIGO CO              COM         714290103       271        2287 SH          Sole                                2287
QUALCOMM INC            COM         747525103      2803       41876 SH          Sole                                41876
POWERSHARES QQQ TRUST   UNIT SER 1  73935A104    386814     5608446 SH          Sole                                5608446
REGENERON PHARMACEUTICA COM         75886F107       399        2263 SH          Sole                                2263
ROSS STORES INC         COM         778296103       328        5420 SH          Sole                                5420
STARBUCKS CORP          COM  855244 855244109      1040       18263 SH          Sole                                18263
SIGMA ALDRICH CORP      COM  826552 826552101       227        2935 SH          Sole                                2935
SANDISK CORP            COM  80004C 80004C101       324        5895 SH          Sole                                5895
STAPLES INC             COM  855030 855030102       220       16424 SH          Sole                                16424
SPDR TR                 UNIT SER 1  78462F103    418572     2673730 SH          Sole                                2673730
SYMANTEC CORP           COM  871503 871503108       414       16797 SH          Sole                                16797
UNITED STATES OIL FUND  UNITS       91232N108      4171      120000 SH          Sole                                120000
VIRGIN MEDIA INC        COM  92769L 92769L101       312        6391 SH          Sole                                6391
VODAFONE GROUP PLC NEW  SPONS ADR N 92857W209       663       23371 SH          Sole                                23371
VERTEX PHARMACEUTICALS  COM         92532F100       283        5156 SH          Sole                                5156
WESTERN DIGITAL CORP    COM         958102105       294        5850 SH          Sole                                5850
WHOLE FOODS MKT INC     COM  966837 966837106       391        4509 SH          Sole                                4509
WYNN RESORTS LTD        COM  983134 983134107       306        2445 SH          Sole                                2445
XILINX INC              COM  983919 983919101       243        6375 SH          Sole                                6375
YAHOO INC               COM         984332106       675       28688 SH          Sole                                28688